Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

A reconciliation of the income tax benefit computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Federal statutory rate	(21.0)%	(21.0)%
Permanent items	—	—
True up prior year net operating loss deferred tax asset	—	(8.7)
Other changes	0.2	(1.2)
Change in valuation allowance	20.8	30.9
Total	0.0%	0.0%

The components of the Company’s net deferred tax assets are as follows:

(in thousands of dollars)	September 30, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$1,862	$896
Lease liability	378	435
Capitalized research and development	614	299
Derivative liability	—	31
Accrued liabilities	124	81
Stock compensation	99	17
Deferred tax assets	3,077	1,759
Deferred tax liabilities:
Lease right-of-use asset	(400)	(462)
Unamortized debt discount	—	(31)
Deferred tax liabilities	(400)	(493)
Less: valuation allowance	(2,677)	(1,266)
Net deferred tax assets	$—	$—

The Company was initially formed as an LLC and was converted to a Delaware corporation in December 2021. As a result of generating net operating losses during the years ended December 31, 2022 and 2021, the Company had no income tax expense for years ended December 31, 2022 and 2021. As of September 30, 2023, the Company had U.S. federal net operating loss (“NOL”) carryforwards of $8,867 thousand. The federal NOL carries forward indefinitely and may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. Subsequent ownership changes may further affect the limitation in future years.

Effective for tax years beginning after December 31, 2021, taxpayers are required to capitalize any expenses incurred that are considered incidental to research and experimentation (“R&E”) activities under Internal Revenue Code (“IRC”) Section 174. While taxpayers historically had the option of deducting these expenses under IRC Section 174, the December 2017 Tax Cuts and Jobs Act mandates capitalization and amortization of R&E expenses for tax years beginning after December 31, 2021. Expenses incurred in connection with R&E activities in the United States must be amortized over a 5-year period if incurred, and R&E expenses incurred outside the United States must be amortized over a 15-year period. R&E activities are broader in scope than qualified research activities considered under IRC Section 41 (relating to the research tax credit). For the year ended December 31, 2022, the Company performed an analysis based on available guidance and determined that it will continue to be in a loss position even after the required capitalization and amortization of its R&E expenses. The Company will continue to monitor this issue for future developments, but it does not expect R&E capitalization and amortization to require it to pay cash taxes now or in the near future. The Company has included the impact of this provision, which resulted in a deferred tax asset of approximately $614 thousand as of September 30, 2023.

Management has evaluated the positive and negative evidence bearing upon the realizability of the Company’s net deferred tax assets and has determined that it is more likely than not that the Company will not recognize the benefits of the net deferred tax assets. As a result, the Company has recorded a full valuation allowance at September 30, 2023, and December 31, 2022. The Company will continue to assess the realizability of its deferred tax assets going forward and will adjust the valuation allowance as needed.

As of September 30, 2023, and December 31, 2022, the Company had no uncertain tax positions. The Company recognizes both interest and penalties associated with unrecognized tax benefits as a component of income tax expense. The Company has not recorded any interest or penalties for unrecognized tax benefits since its inception.

8. Income Taxes

A reconciliation of the income tax benefit computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2022	2021
Federal statutory rate	(21.0)%	(21.0)%
Permanent items	0.8	—
True up prior year NOL deferred tax asset	(6.1)	—
Other changes	1.9	—
Change in valuation allowance	24.4	21.0%
Total	0.0%	0.0%

The components of the Company’s net deferred tax assets are as follows:

(in thousands of dollars)	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$896	$—
Lease liability	435
Capitalized research and development	299
Derivative liability	31
Accrued liabilities	81	17
Stock compensation	17
Deferred tax assets	1,759	17
Deferred tax liabilities:
Lease right-of-use asset	(462)	—
Unamortized debt discount	(31)	—
Deferred tax liabilities	(493)	—
Less: valuation allowance	(1,266)	(17)
Net deferred tax assets	$—	$—

The Company was initially formed as an LLC and was converted to a Delaware corporation in December 2021. As a result of generating net operating losses during the years ended December 31, 2022 and 2021, the Company had no income tax expense for years ended December 31, 2022 and 2021. As of December 31, 2022, the Company had U.S. federal net operating loss (NOL) carryforwards of $4,265 thousand. The federal NOL carries forward indefinitely and may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. Subsequent ownership changes may further affect the limitation in future years.

Effective for tax years beginning after December 31, 2021, taxpayers are required to capitalize any expenses incurred that are considered incidental to research and experimentation (R&E) activities under IRC Section 174. While taxpayers historically had the option of deducting these expenses under IRC Section 174, the December 2017 Tax Cuts and Jobs Act mandates capitalization and amortization of R&E expenses for tax years beginning after December 31, 2021. Expenses incurred in connection with R&E activities in the US must be amortized over a 5-year period if incurred, and R&E expenses incurred outside the US must be amortized over a 15-year period. R&E activities are broader in scope than qualified research activities considered under IRC Section 41 (relating to the research tax credit). For the year ended December 31, 2022, the Company performed an analysis based on available guidance and determined that it will continue to be in a loss position even after the required capitalization and amortization of its R&E expenses. The Company will continue to monitor this issue for future developments, but it does not expect R&E capitalization and amortization to require it to pay cash taxes now or in the near future. We have included the impact of this provision, which results in a deferred tax asset of approximately $299 thousand as of December 31, 2022.

Management has evaluated the positive and negative evidence bearing upon the realizability of the Company’s net deferred tax assets and has determined that it is more likely than not that the Company will not recognize the benefits of the net deferred tax assets. As a result, the Company has recorded a full valuation allowance at December 31, 2022 and 2021. The Company will continue to assess the realizability of its deferred tax assets going forward and will adjust the valuation allowance as needed.

As of December 31, 2022 and 2021, the Company had no uncertain tax positions. The Company recognizes both interest and penalties associated with unrecognized tax benefits as a component of income tax expense. The Company has not recorded any interest or penalties for unrecognized tax benefits since its inception.